Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
September 30, 2021
CMB-NPRT3-1121
1.967799.107
Municipal Bonds - 55.2%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (b)	12,730,000	13,021,021
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	600,000	631,299
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	3,890,000	4,221,242
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	557,914
4% 6/1/25	615,000	690,535
TOTAL ALABAMA		19,122,011
Arizona - 1.3%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	830,000	855,173
Series 2015 A, 5% 6/1/22	515,000	531,142
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21 (Escrowed to Maturity)	920,000	920,000
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,144,047
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(c)	2,050,000	2,132,760
Series 2019, 5%, tender 6/3/24 (b)(c)	10,165,000	11,353,253
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	1,450,000	1,478,714
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 10/7/21 (b)(d)	8,335,000	8,339,315
Series B, 5%, tender 10/18/22 (b)	4,020,000	4,217,579
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (c)	525,000	568,196
Series 2017 A, 5% 7/1/23 (c)	500,000	541,139
Series 2018, 5% 7/1/22 (c)	1,000,000	1,035,581
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/22	1,205,000	1,214,227
Yuma Pledged Rev. Series 2021:
4% 7/1/22	325,000	333,885
4% 7/1/23	325,000	345,450
4% 7/1/24	300,000	328,914
TOTAL ARIZONA		35,339,375
California - 2.7%
California Gen. Oblig. Series 2021, 5% 9/1/24	13,000,000	14,795,313
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 A:
5%, tender 11/1/22 (b)	950,000	998,612
5%, tender 11/1/22 (b)	13,650,000	14,348,476
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/22	760,000	782,414
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 10/1/21 (b)(c)	12,000,000	12,000,000
Series 2021 B, 0.3%, tender 1/18/22 (b)(c)	2,300,000	2,299,881
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(e)	750,000	766,284
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 0.2%, tender 10/15/21 (b)(c)(e)	2,500,000	2,499,963
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2018 A, 5% 6/1/22	1,360,000	1,402,443
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (c)	1,700,000	1,829,801
Series 2018 C, 5% 5/15/22 (c)	6,490,000	6,681,400
Series 2019 A:
5% 5/15/23 (c)	1,865,000	2,007,399
5% 5/15/24 (c)	705,000	789,097
Series 2020 C, 5% 5/15/24 (c)	500,000	559,643
Series B, 5% 5/15/24 (c)	1,065,000	1,192,039
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (c)	500,000	540,408
5% 7/1/24 (c)	500,000	561,651
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A:
5% 5/1/22 (Escrowed to Maturity) (c)	1,020,000	1,048,060
5% 5/1/23 (c)	1,310,000	1,405,932
Series 2016 D, 5% 5/1/22 (Escrowed to Maturity)	470,000	483,207
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,117,617
Series 2018 A, 5% 5/1/22 (Escrowed to Maturity) (c)	500,000	513,755
Series 2019 A:
5% 1/1/22 (c)	730,000	738,377
5% 1/1/25 (c)	1,430,000	1,635,773
Series 2019 H:
5% 5/1/22 (Escrowed to Maturity) (c)	1,000,000	1,027,510
5% 5/1/24 (c)	550,000	614,689
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	3,500,000	3,729,972
Series 2017 B, 5% 3/1/22 (Escrowed to Maturity)	500,000	509,874
Series 2021 B, 5% 3/1/25	375,000	433,021
TOTAL CALIFORNIA		77,312,611
Colorado - 1.5%
Colorado Health Facilities Auth.:
Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	925,000	948,882
Series 2019 A, 5% 1/1/22	625,000	632,281
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (b)	595,000	654,758
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (c)	1,210,000	1,216,649
Series 2011 A, 5% 11/15/21 (c)	5,750,000	5,781,597
Series 2012 A:
5% 11/15/22 (c)	1,610,000	1,695,696
5% 11/15/23 (c)	500,000	526,325
5% 11/15/24 (c)	1,600,000	1,683,685
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,053,494
Series 2013 A, 5% 11/15/22 (c)	800,000	842,582
Series 2013 B, 5% 11/15/22	225,000	237,106
Series 2016 A, 5% 11/15/23	675,000	742,339
Series 2017 A, 5% 11/15/24 (c)	825,000	938,768
Series 2020 A1:
5% 11/15/21	2,850,000	2,865,827
5% 11/15/22	9,250,000	9,747,703
Series 2020 A2:
5% 11/15/21	5,730,000	5,761,821
5% 11/15/22	3,385,000	3,567,132
Series 2020 B1:
5% 11/15/21 (c)	2,120,000	2,131,650
5% 11/15/22 (c)	2,230,000	2,348,697
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured)	195,000	213,513
TOTAL COLORADO		43,590,505
Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2011 D:
5% 11/1/22	520,000	521,886
5% 11/1/23	515,000	516,868
Series 2012 B, 5% 4/15/23	650,000	666,599
Series 2013 A:
1.04% 3/1/25 (b)	1,075,000	1,096,846
5% 10/15/22	4,815,000	5,054,914
Series 2014 C, 5% 6/15/22	5,620,000	5,810,095
Series 2014 D, 5% 6/15/22	855,000	883,920
Series 2016 B:
5% 5/15/23	1,470,000	1,583,981
5% 5/15/25	505,000	588,381
Series 2016 D, 5% 8/15/23	600,000	653,582
Series 2016 E:
5% 10/15/21	475,000	475,717
5% 10/15/23	1,210,000	1,327,457
Series 2018 B, 5% 4/15/22	2,080,000	2,133,733
Series 2018 F, 5% 9/15/22	5,980,000	6,254,107
Series 2019 A:
5% 4/15/22	710,000	728,341
5% 4/15/23	3,985,000	4,278,304
Series 2020 B, 5% 1/15/23	1,265,000	1,343,109
Series 2020 C, 3% 6/1/22	875,000	891,448
Series 2021 D, 5% 7/15/24	1,760,000	1,989,832
Series A:
3% 1/15/22	550,000	554,461
3% 1/15/23	1,050,000	1,087,984
3% 1/15/24	500,000	531,384
3% 4/15/24	500,000	534,529
4% 1/15/24	465,000	504,756
Series C:
4% 6/1/23	400,000	425,234
5% 12/15/23	735,000	811,770
5% 6/1/24	2,555,000	2,634,755
Series F, 5% 11/15/21	690,000	693,880
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,771,213
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	1,010,919
Series 2017 A1, 5%, tender 7/1/22 (b)	675,000	699,172
Series 2022 M, 5% 7/1/23 (f)	175,000	184,216
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A:
5% 11/15/21 (c)	650,000	653,504
5% 11/15/23 (c)	690,000	755,141
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (c)	125,000	131,365
Series C:
5% 11/15/21	100,000	100,544
5% 11/15/22	175,000	184,012
5% 11/15/23	225,000	246,192
Connecticut Hsg. Fin. Auth.:
Series A2:
0.2% 5/15/22 (c)	750,000	749,952
0.25% 11/15/22 (c)	555,000	554,858
0.35% 5/15/23 (c)	250,000	249,855
0.4% 11/15/23 (c)	300,000	299,658
Series C:
5% 5/15/22 (c)	1,000,000	1,027,603
5% 5/15/23 (c)	445,000	476,129
Sseries C, 5% 11/15/22 (c)	1,045,000	1,097,007
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012, 5% 1/1/22	880,000	890,273
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/22	825,000	831,317
Series 2015 A, 5% 8/1/22	725,000	753,981
Series 2021 C:
5% 1/1/23 (f)	4,925,000	5,210,103
5% 1/1/24 (f)	1,340,000	1,478,459
5% 1/1/25 (f)	1,685,000	1,930,751
Series A:
5% 10/1/21	1,270,000	1,270,000
5% 12/1/21	645,000	650,021
5% 10/1/22	1,900,000	1,991,137
5% 5/1/23	1,850,000	1,990,052
Series B, 5% 10/1/21	245,000	245,000
TOTAL CONNECTICUT		82,010,307
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	587,529
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	962,078
TOTAL DELAWARE		1,549,607
District Of Columbia - 1.0%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/22	150,000	155,555
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (Escrowed to Maturity) (c)	260,000	260,000
5% 10/1/22 (c)	1,695,000	1,695,000
Series 2013 A, 5% 10/1/22 (c)	1,000,000	1,047,557
Series 2014 A, 5% 10/1/21 (c)	610,000	610,000
Series 2017 A, 5% 10/1/21 (c)	1,760,000	1,760,000
Series 2019 A:
5% 10/1/21 (c)	610,000	610,000
5% 10/1/22 (c)	220,000	230,462
Series 2020 A:
5% 10/1/21 (c)	2,490,000	2,490,000
5% 10/1/22 (c)	3,625,000	3,797,393
5% 10/1/23 (c)	1,910,000	2,088,389
Series 2020 B, 5% 10/1/21	1,260,000	1,260,000
Series 2021 A, 5% 10/1/24 (c)	9,920,000	11,240,721
TOTAL DISTRICT OF COLUMBIA		27,245,077
Florida - 2.3%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	625,000	654,723
Series 2017, 5% 10/1/24 (c)	500,000	566,569
Series 2019 A:
5% 10/1/21 (c)	2,400,000	2,400,000
5% 10/1/22 (c)	1,925,000	2,016,547
5% 10/1/23 (c)	1,250,000	1,365,173
Series 2019 B, 5% 10/1/22 (c)	865,000	906,137
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/22 (c)	330,000	331,188
Broward County School District Series 2015, 5% 7/1/22	400,000	414,355
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/22	1,995,000	2,057,936
Series 2015 A1, 5% 6/1/22	11,430,000	11,516,555
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,332,022
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 5% 10/1/21 (c)	1,470,000	1,470,000
Series 2015 A:
4% 10/1/22 (c)	870,000	902,760
4% 10/1/22 (Escrowed to Maturity) (c)	200,000	207,261
Series 2016 A:
5% 10/1/21 (c)	685,000	685,000
5% 10/1/22 (c)	305,000	319,505
5% 10/1/22 (Escrowed to Maturity) (c)	465,000	486,482
Series 2019 A, 5% 10/1/22 (c)	4,430,000	4,640,676
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (c)	1,420,000	1,564,017
Series 2018 E, 5% 10/1/23 (c)	225,000	245,778
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/22	855,000	895,486
Series 2014 A, 5% 10/1/21	1,385,000	1,385,000
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	980,285
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	405,000	442,401
5% 10/1/24 (c)	1,530,000	1,732,233
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	860,000	860,000
5% 10/1/22 (c)	2,135,000	2,236,534
5% 10/1/24	895,000	937,104
Series 2014, 5% 10/1/21 (c)	820,000	820,000
Series 2015 A, 5% 10/1/21 (c)	790,000	790,000
Series 2019 C, 5% 10/1/21	1,600,000	1,600,000
Series 2020 A, 5% 10/1/23	1,105,000	1,208,901
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	2,400,000	2,399,317
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/22	1,220,000	1,254,073
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,499,999
Orange County Health Facilities Auth.:
Series 2016 B, 5% 10/1/21	225,000	225,000
Series B:
5% 10/1/21	2,670,000	2,670,000
5% 10/1/22	2,605,000	2,725,948
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	755,000	781,864
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B, 5% 10/1/22	850,000	850,000
Series 2013 A, 5% 10/1/24	500,000	569,937
Tampa Hosp. Rev. Series 2016 B, 5% 7/1/22	935,000	967,769
TOTAL FLORIDA		65,914,535
Georgia - 4.4%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2019 F, 5% 7/1/22	10,650,000	11,034,643
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	8,225,000	8,511,121
Series 2013, 1.55%, tender 8/19/22 (b)	3,530,000	3,568,465
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	1,300,000	1,338,721
Series 2012 1st, 1.55%, tender 8/19/22 (b)	900,000	909,807
Series 1995, 2.25%, tender 5/25/23 (b)	500,000	514,893
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2012 A, 5% 11/1/21	1,200,000	1,204,251
Series 2020 A:
3% 11/1/21	820,000	821,676
3% 11/1/22	650,000	668,742
4% 11/1/23	895,000	962,467
4% 11/1/24	1,380,000	1,527,979
5% 1/1/22	1,800,000	1,820,523
5% 1/1/22	1,000,000	1,011,401
5% 1/1/23	2,775,000	2,935,836
5% 1/1/23	1,250,000	1,322,449
Series 2021 A:
5% 1/1/24	335,000	368,996
5% 1/1/25 (FSA Insured)	200,000	229,058
Series C, 5% 1/1/22	3,295,000	3,332,568
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,145,471
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	267,357
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	6,155,000	6,541,830
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.805%, tender 9/1/23 (b)(d)	25,095,000	25,257,786
Series 2018 C, 4%, tender 12/1/23 (b)	2,490,000	2,665,771
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.62%, tender 12/1/23 (b)(d)	40,430,000	40,570,818
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,237,040
Series 2018 A, 4% 3/1/23	720,000	757,446
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2021, 5% 10/1/22	300,000	314,082
TOTAL GEORGIA		122,841,197
Hawaii - 0.1%
Hawaii Gen. Oblig.:
Series 2012 EF, 5% 11/1/21	680,000	682,487
Series 2015 EZ, 5% 10/1/21	200,000	200,000
Series FG, 5% 10/1/21	1,750,000	1,750,000
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	750,000	779,086
TOTAL HAWAII		3,411,573
Illinois - 4.1%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	198,693
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (c)	2,000,000	2,022,803
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (c)	4,720,000	4,773,932
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (c)	2,185,000	2,210,266
5% 1/1/23 (c)	3,035,000	3,211,297
Series 2015 B, 5% 1/1/22 (Escrowed to Maturity)	2,520,000	2,549,763
Series 2015 C, 5% 1/1/22 (c)	900,000	910,284
Series 2017 C, 5% 1/1/22	1,310,000	1,325,228
Series 2017 D, 5% 1/1/22 (c)	1,000,000	1,011,426
Chicago Park District Gen. Oblig. Series 2014 B:
5% 1/1/22	450,000	454,997
5% 1/1/24	615,000	675,811
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	591,410
5% 6/1/24	625,000	698,980
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/21	1,805,000	1,815,003
5% 11/15/22	1,770,000	1,864,827
Series 2021 A:
3% 11/15/21	225,000	225,735
5% 11/15/22	1,400,000	1,475,004
5% 11/15/23	390,000	428,210
5% 11/15/24	450,000	513,106
Illinois Fin. Auth. Rev.:
Bonds Series 2017 B, 5%, tender 12/15/22 (b)	1,000,000	1,056,535
Series 2013, 4% 10/1/21	905,000	905,000
Series 2014 A, 5% 10/1/21	100,000	100,000
Series 2019, 5% 9/1/22	225,000	234,100
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (FSA Insured)	9,595,000	9,971,164
Series 2013 A, 5% 4/1/24	1,705,000	1,824,975
Series 2013:
5% 7/1/22	490,000	506,972
5% 7/1/23	3,265,000	3,523,010
Series 2017 D:
5% 11/1/21	6,230,000	6,252,261
5% 11/1/23	5,300,000	5,793,964
5% 11/1/24	5,255,000	5,951,469
Series 2018 B, 5% 10/1/21	1,800,000	1,800,000
Series 2021 A:
5% 3/1/22	2,395,000	2,441,094
5% 3/1/23	230,000	244,843
Series 2021 B, 5% 3/1/23	275,000	292,747
Series 2021 C, 4% 3/1/23	6,960,000	7,311,509
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	350,000	355,455
5% 2/1/23	280,000	297,687
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	644,173
Illinois Sales Tax Rev.:
Series 2021 A:
3% 6/15/22	3,195,000	3,256,161
4% 6/15/23	6,065,000	6,438,247
4% 6/15/24	3,195,000	3,496,473
Series 2021 C, 5% 6/15/25	270,000	312,644
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/21	1,805,000	1,818,875
5% 12/1/22	3,875,000	4,090,784
Series 2014 D, 5% 1/1/22	770,000	779,027
Series 2018 A, 5% 1/1/25	1,145,000	1,311,756
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,568,505
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/24 (f)	1,870,000	1,946,604
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	5,015,000	5,172,868
5% 6/1/23	6,220,000	6,704,508
5% 6/1/25	760,000	882,603
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	630,000	673,408
Univ. of Illinois Rev. Series 2013 A:
5% 4/1/22	625,000	639,778
5% 4/1/25	250,000	267,279
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	625,834
TOTAL ILLINOIS		116,449,087
Indiana - 1.2%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/3/22 (b)(c)	1,980,000	1,980,000
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.15%, tender 12/1/21 (b)(c)	1,180,000	1,179,903
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (b)	1,555,000	1,560,557
Series 2011 I, 1.65%, tender 1/1/22 (b)	5,000,000	5,017,867
Series 2015 B, 1.65%, tender 1/1/22 (b)	6,210,000	6,232,191
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2012 A, 5% 2/1/25	985,000	999,858
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2011 A, 5% 10/1/21 (Escrowed to Maturity)	100,000	100,000
Indianapolis Gas Util. Sys. Rev. Series 2020 A, 5% 8/15/22	1,115,000	1,161,155
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	1,660,000	1,756,212
Series 2021 A:
5% 6/1/22	275,000	283,526
5% 6/1/23	610,000	656,668
Purdue Univ. Rev.:
Series 2020 EE, 5% 7/1/22	475,000	492,119
Series CC, 5% 7/1/22	575,000	595,723
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	3,255,000	3,415,805
Series 2016 A, 5%, tender 3/1/23 (b)(c)	8,700,000	9,258,889
TOTAL INDIANA		34,690,473
Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	548,324

Kentucky - 2.1%
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A:
3% 9/1/22	500,000	512,636
5% 9/1/22	3,750,000	3,912,792
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,138,706
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.15%, tender 12/1/21 (b)(c)	8,320,000	8,319,315
Series B, 0.15%, tender 12/1/21 (b)	2,500,000	2,499,794
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,583,142
Series 2016:
3% 4/1/22	895,000	907,147
5% 11/1/21	1,215,000	1,219,444
Series 2017:
5% 4/1/22	1,155,000	1,182,601
5% 4/1/23	1,390,000	1,489,319
5% 4/1/24	2,300,000	2,560,428
Series 2018, 5% 5/1/23	3,545,000	3,812,199
Series A:
5% 11/1/21	650,000	652,378
5% 10/1/22	1,025,000	1,074,061
5% 8/1/23	625,000	679,433
5% 11/1/23	1,030,000	1,128,468
Series B:
5% 11/1/21	5,980,000	6,001,874
5% 8/1/22	930,000	967,175
5% 11/1/22	1,955,000	2,056,128
5% 8/1/23	4,100,000	4,457,082
Series C, 5% 11/1/21	11,065,000	11,105,474
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	585,000	651,521
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,092,672
TOTAL KENTUCKY		59,003,789
Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	4,090,000	4,219,026
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (c)	520,000	525,929
Series 2017 D2, 5% 1/1/22 (c)	655,000	662,468
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	8,040,000	8,174,352
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	800,000	857,589
TOTAL LOUISIANA		14,439,364
Maryland - 0.0%
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,229,067

Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series A, 0% 7/1/22	6,965,000	6,953,844
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	1,000,000	1,058,346
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (b)	1,070,000	1,165,228
Series 2019 DD 2, 5%, tender 4/1/24 (b)	1,705,000	1,863,169
Series S3, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 1/26/23 (b)(d)	7,400,000	7,412,465
Series 2014 M4, 5% 7/1/22	735,000	761,265
Series 2018 R, 5% 10/1/22	160,000	167,609
Series 2020 A, 5% 10/1/22	905,000	948,132
Series 2021 I, 5% 10/1/24	900,000	1,023,283
Series O, 5% 12/1/21	1,465,000	1,476,095
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/22 (c)	1,800,000	1,862,809
Series 2015 A:
5% 1/1/22 (c)	1,400,000	1,416,204
5% 1/1/24 (c)	18,160,000	19,959,941
Series 2016 J, 5% 7/1/22 (c)	1,795,000	1,857,772
Series 2018 B, 5% 7/1/23 (c)	450,000	485,546
Series 2020 C, 5% 7/1/24 (c)	600,000	671,881
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	2,660,000	2,875,941
TOTAL MASSACHUSETTS		51,959,530
Michigan - 2.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/22 (FSA Insured)	855,000	884,834
Grand Rapids Pub. Schools Series 2017, 5% 5/1/22 (FSA Insured)	1,170,000	1,202,331
Huron School District Series 2019, 5% 5/1/22	660,000	678,004
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	587,385
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.53%, tender 10/7/21 (b)(d)	45,050,000	45,055,879
Series 2019 B, 3.5%, tender 11/15/22 (b)	4,325,000	4,475,671
Series 2012, 5% 11/1/21	500,000	501,829
Series 2015 D1:
0.25% 10/15/22	540,000	539,949
0.4% 10/15/23	450,000	450,847
0.55% 10/15/24	700,000	700,923
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	1,435,000	1,465,412
5% 3/15/24	500,000	557,087
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/22	500,000	507,015
Milan Area Schools Series 2019, 5% 5/1/22	675,000	693,255
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	900,000	967,539
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (c)	1,200,000	1,207,401
5% 12/1/21 (c)	4,500,000	4,534,299
Series 2017 E, 4% 12/1/24 (c)(e)	7,655,000	8,484,523
Sseries 2012 A, 5% 12/1/21	1,580,000	1,592,196
TOTAL MICHIGAN		75,086,379
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2016 B:
5% 1/1/22	450,000	455,231
5% 1/1/23	1,400,000	1,482,770
Minnesota Hsg. Fin. Agcy. Series H:
0.6% 7/1/23 (c)	240,000	240,491
0.7% 7/1/24 (c)	210,000	210,295
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/22	175,000	176,991
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	4,555,000	4,577,173
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2017 A, 5% 11/15/21	575,000	578,059
TOTAL MINNESOTA		7,721,010
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/24	1,670,000	1,878,087
Saint Louis Arpt. Rev. Series 2017 B, 5% 7/1/22 (FSA Insured) (c)	1,000,000	1,034,818
TOTAL MISSOURI		2,912,905
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/22	1,500,000	1,546,076
4% 2/1/23	1,060,000	1,111,783
4% 8/1/23	1,170,000	1,247,935
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	891,673
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	1,950,000	1,956,305
Series 2014 A, 5% 1/1/22	500,000	505,837
Series 2016 A, 5% 1/1/25	1,000,000	1,147,383
Series 2017 B, 5% 1/1/25	650,000	745,799
TOTAL NEBRASKA		9,152,791
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2019 D, 5% 7/1/22	800,000	828,893
Series 2021 B, 5% 7/1/24 (c)	870,000	976,764
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/22	2,625,000	2,719,806
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	1,570,000	1,598,914
Clark County School District:
Series 2016 A, 5% 6/15/24	240,000	269,831
Series 2016 D, 5% 6/15/23	2,715,000	2,935,210
Series 2016 F, 4% 6/15/24	500,000	503,628
Series 2017 A, 5% 6/15/22	470,000	485,864
Series 2017 C, 5% 6/15/22	700,000	723,627
Series 2020 A, 3% 6/15/25 (FSA Insured)	500,000	545,217
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (b)(c)(e)	700,000	700,020
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (b)(c)	1,960,000	1,962,567
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	3,400,000	3,430,107
Series 2016, 2.05%, tender 4/15/22 (b)(c)	2,360,000	2,380,898
TOTAL NEVADA		20,061,346
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	570,000

New Jersey - 7.9%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	3,125,000	3,136,896
Series B, 0% 11/1/22 (FSA Insured)	1,645,000	1,634,420
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	10,199,825
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017 B:
5% 11/1/21	25,025,000	25,114,997
5% 11/1/22	3,655,000	3,839,586
Series 2012 II:
5% 3/1/22	1,195,000	1,218,079
5% 3/1/23	1,535,000	1,564,373
Series 2012, 5% 6/15/22 (Assured Guaranty Corp. Insured)	1,300,000	1,342,107
Series 2013 NN 5% 3/1/22	6,890,000	7,023,069
Series 2013:
5% 3/1/23	1,290,000	1,375,017
5% 3/1/24	15,560,000	16,583,017
Series 2014 UU, 5% 6/15/23	675,000	728,426
Series 2015 XX:
4% 6/15/22	100,000	102,593
4% 6/15/24	1,345,000	1,470,265
5% 6/15/22	940,000	970,918
5% 6/15/23	825,000	890,298
5% 6/15/24	500,000	560,379
Series 2016 AAA, 5% 6/15/23	625,000	674,468
Series 2018 FFF, 5% 6/15/23	500,000	539,574
Series 2019, 5.25% 9/1/24 (e)	7,700,000	8,710,593
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (FSA Insured)	1,000,000	1,125,056
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	11,190,000	11,872,814
5% 6/1/24	1,080,000	1,211,199
5% 6/1/25	500,000	580,265
Series 2021, 2% 6/1/25	1,585,000	1,662,199
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (c)	6,345,000	6,396,833
Series 2012 1, 5% 12/1/22 (c)	1,385,000	1,458,297
Series 2014 1A, 5% 12/1/21 (c)	4,500,000	4,533,715
Series 2014 A1 1, 5% 12/1/22 (c)	1,150,000	1,210,999
Series 2015 1A, 5% 12/1/21 (c)	1,500,000	1,511,482
Series 2016 1A:
5% 12/1/21 (c)	2,000,000	2,015,114
5% 12/1/22 (c)	3,500,000	3,689,429
5% 12/1/23 (c)	3,500,000	3,846,605
5% 12/1/24 (c)	4,400,000	5,021,859
Series 2017 1A, 5% 12/1/22 (c)	300,000	315,877
Series 2017 1B, 5% 12/1/21 (c)	340,000	342,547
Series 2018 B, 5% 12/1/21 (c)	1,290,000	1,299,665
Series 2019 A:
5% 12/1/22	705,000	743,157
5% 12/1/24	555,000	631,936
Series 2020:
5% 12/1/22 (c)	1,550,000	1,632,029
5% 12/1/22 (c)	685,000	721,252
5% 12/1/24 (c)	1,100,000	1,250,629
Series 2021 A, 5% 12/1/24 (c)	330,000	374,633
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	4,330,000	4,459,338
5% 6/1/23	2,960,000	3,179,171
5% 6/1/24	2,400,000	2,680,089
5% 6/1/25	1,565,000	1,810,089
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 C, 5% 1/1/25	4,250,000	4,866,001
Series 2017 E, 5% 1/1/25	3,145,000	3,600,841
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	410,000	434,250
5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115,000	2,137,070
Series 2006 A:
5.5% 12/15/21	9,245,000	9,341,472
5.5% 12/15/21 (FSA Insured)	3,330,000	3,364,816
5.5% 12/15/22 (FSA Insured)	1,250,000	1,328,602
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	155,664
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,620,000	2,646,049
Series 2010 D, 5.25% 12/15/23	820,000	907,572
Series 2012 AA, 5% 6/15/22	660,000	681,708
Series 2014 AA, 5% 6/15/23	2,850,000	3,075,574
Series 2016 A, 5% 6/15/22	7,295,000	7,534,944
Series 2016 A-2, 5% 6/15/23	1,000,000	1,078,793
Series 2016 A1, 5% 6/15/24	975,000	1,093,944
Series 2018 A:
5% 6/15/22	16,775,000	17,326,757
5% 6/15/23	3,240,000	3,495,290
5% 6/15/24	1,205,000	1,352,002
Series 2022 AA, 5% 6/15/24 (f)	1,090,000	1,188,245
Series A, 5.25% 12/15/23	350,000	387,196
Rutgers State Univ. Rev.:
Series 2018 N, 4% 5/1/23	700,000	740,617
Series Q, 5% 5/1/22	490,000	503,425
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	3,310,000	3,312,915
TOTAL NEW JERSEY		223,808,925
New Mexico - 0.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A, 4% 11/1/22	675,000	701,775

New York - 2.8%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (c)	500,000	504,533
5% 12/15/22 (c)	1,000,000	1,054,423
Dorm. Auth. New York Univ. Rev. Series 2012 B, 5% 7/1/30 (Pre-Refunded to 7/1/22 @ 100)	500,000	517,891
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/22	1,390,000	1,451,255
Series 2017, 5% 9/1/22 (Escrowed to Maturity)	500,000	522,144
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,502,638
Series 2012 A1, 5% 8/1/23	750,000	752,700
Series 2013 D, 5% 8/1/23	475,000	505,182
Series 2015 B, 5% 8/1/23	430,000	467,616
Series 2019 E, 5% 8/1/23	685,000	744,922
Series 2021 F1:
3% 3/1/23	300,000	311,909
5% 3/1/23	545,000	581,960
Series A:
5% 8/1/22	2,000,000	2,079,946
5% 8/1/23	2,155,000	2,343,515
Series C, 5% 8/1/22	1,500,000	1,559,960
Series D1, 5% 10/1/21	650,000	650,000
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured) (FSA Insured)	675,000	744,940
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (b)	2,455,000	2,463,603
Series A, 5% 10/1/21 (FSA Insured)	1,420,000	1,420,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B1, 5% 11/15/21	935,000	940,300
Series 2016 A, 5% 11/15/22	1,000,000	1,053,514
Series 2019 A, 5% 3/1/22	9,630,000	9,816,949
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/21	2,805,000	2,820,235
Series 2011 A, 5% 11/15/21	700,000	703,802
Series 2012 B, 5% 11/15/21	3,080,000	3,096,761
Series 2012 D, 5% 11/15/21	775,000	779,209
Series 2012 F:
5% 11/15/21	2,095,000	2,106,378
5% 11/15/23	1,875,000	1,972,766
Series 2013 C, 5% 11/15/21	850,000	854,617
Series 2014 B, 5% 11/15/21	650,000	653,530
Series 2014 C, 5% 11/15/21	1,900,000	1,910,319
Series 2015 A1, 5% 11/15/22	600,000	630,863
Series 2015 F, 5% 11/15/22	1,720,000	1,808,475
Series 2016 A2:
5% 11/15/21	500,000	502,716
5% 11/15/22	455,000	478,405
Series 2016 D, 5% 11/15/21	850,000	854,617
Series 2017 B, 5% 11/15/21	575,000	578,123
Series 2017 D, 5% 11/15/23	790,000	863,427
Series 2020 A:
4% 2/1/22	2,490,000	2,519,802
5% 2/1/23	4,765,000	5,054,934
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	215,000	227,396
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	285,000	301,385
Series 2018 A:
5% 3/15/23 (Escrowed to Maturity)	710,000	759,332
5% 3/15/24 (Escrowed to Maturity)	930,000	1,037,222
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.2%, tender 11/1/21 (b)(c)	1,000,000	999,947
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	550,874
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (c)	1,500,000	1,534,262
Onondaga Civic Dev. Corp. (St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	875,000	906,309
Port Auth. of New York & New Jersey Series 2021 226:
5% 10/15/22 (c)	2,875,000	3,015,797
5% 10/15/23 (c)	3,450,000	3,772,325
Suffolk County Gen. Oblig. Series 2014, 5% 2/1/22 (FSA Insured)	1,600,000	1,624,831
TOTAL NEW YORK		78,908,559
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (c)	950,000	957,210
Series 179, 5% 12/1/21	1,025,000	1,032,846
Series 188, 5% 5/1/24 (c)	1,990,000	2,221,334
Series 189, 5% 5/1/23	280,000	300,874
Series 194, 5% 10/15/21	290,000	290,429
Series 197, 5% 11/15/21 (c)	1,100,000	1,106,006
Series 2013:
5% 12/1/22 (c)	6,515,000	6,872,309
5% 12/1/22	235,000	248,030
Series 2014 185, 5% 9/1/22 (c)	600,000	625,934
Series 2015 194, 5% 10/15/23	500,000	548,106
Series 202:
5% 10/15/21 (c)	2,620,000	2,623,839
5% 10/15/22 (c)	1,250,000	1,311,216
Series 207, 5% 9/15/23 (c)	870,000	948,411
Series 223:
5% 7/15/22 (c)	2,250,000	2,333,680
5% 7/15/23 (c)	2,150,000	2,327,546
5% 7/15/24 (c)	3,250,000	3,656,042
TOTAL NEW YORK AND NEW JERSEY		27,403,812
North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,886,391
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	435,000	464,436
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	2,860,000	2,894,527
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E, 5% 1/1/22	1,000,000	1,011,550
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/22 (c)	800,000	822,107
TOTAL NORTH CAROLINA		8,079,011
Ohio - 0.5%
Allen County Hosp. Facilities Rev. Series 2017 A, 5% 8/1/22	865,000	898,840
Cleveland Arpt. Sys. Rev.:
Series 2018 A, 5% 1/1/22 (c)	1,000,000	1,011,401
Series 2019 C, 5% 1/1/22	1,095,000	1,107,756
Franklin County Hosp. Facilities Rev. Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.48%, tender 10/7/21 (b)(d)	7,100,000	7,100,412
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	995,000	1,068,284
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/24	200,000	225,905
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,424,851
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	460,000	484,179
Series A, 5% 12/1/22	520,000	548,832
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	879,607
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23 (Pre-Refunded to 12/1/22 @ 100)	465,000	490,530
TOTAL OHIO		15,240,597
Oklahoma - 0.1%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	510,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	450,000	468,026
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	335,000	336,152
TOTAL OKLAHOMA		1,314,178
Oregon - 0.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 2.4%, tender 5/2/22 (b)(c)	735,000	736,167
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(c)	11,040,000	11,244,926
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/23 (c)	1,095,000	1,181,095
TOTAL OREGON		13,162,188
Pennsylvania - 2.0%
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	3,200,000	3,289,449
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	890,000	964,098
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	3,510,000	3,593,172
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,925,000	1,949,525
Series B, 1.8%, tender 8/15/22 (b)	5,040,000	5,101,155
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2012 A, 5% 6/1/31 (Pre-Refunded to 6/1/22 @ 100)	495,000	510,522
Pennsylvania Econ. Dev. Fing. Auth. Series 2021 A:
4% 10/15/23	700,000	753,328
4% 10/15/24	850,000	941,917
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,390,767
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004 A, 2.15% 11/1/21 (b)	1,575,000	1,577,289
Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 0.2%, tender 10/15/21 (b)(c)	2,500,000	2,499,963
Series 2019 B1, 0.2%, tender 10/15/21 (b)(c)	100,000	99,999
(Waste Mgmt., Inc. Proj.) Series 2013, 0.2%, tender 11/1/21 (b)(c)	3,000,000	2,999,840
(Waste Mgmt., Inc. Proj.):
Series 2004 A, 2.625%, tender 11/1/21 (b)(c)	1,750,000	1,753,100
Series 2010 B, 0.16%, tender 10/1/21 (b)	500,000	500,000
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	900,000	895,730
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.45%, tender 6/3/24 (b)(c)(d)	2,845,000	2,854,972
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	886,953
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	350,000	350,524
Series 2012, 5% 7/1/22	1,600,000	1,657,542
Series 2015 2, 5% 8/15/24	1,225,000	1,389,096
Series 2016, 5% 2/1/23	975,000	1,037,128
Series 2018 1, 5% 3/1/22	2,900,000	2,957,584
Series 2019, 5% 7/15/22	1,000,000	1,037,835
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2017, 5% 5/1/22	2,000,000	2,054,441
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/23 (c)	330,000	352,655
5% 4/1/24 (c)	230,000	255,011
5% 4/1/25 (c)	380,000	435,196
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	844,233
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/22 (c)	900,000	931,473
5% 7/1/23 (c)	700,000	756,443
Series 2020 C, 5% 7/1/22 (c)	1,755,000	1,816,507
Series 2021:
5% 7/1/24 (c)	945,000	1,060,141
5% 7/1/25 (c)	2,550,000	2,959,045
Philadelphia Auth. for Indl. Dev. Series 2015, 5% 4/1/22	425,000	435,092
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/23	780,000	846,734
Series 2016 14, 5% 10/1/21	3,635,000	3,635,000
TOTAL PENNSYLVANIA		57,373,459
Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/22	1,755,000	1,813,732
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (c)	550,000	554,121
Series A, 5% 12/1/21 (c)	500,000	503,746
TOTAL RHODE ISLAND		2,871,599
South Carolina - 1.0%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	24,205,000	26,054,107
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,077,715
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,560,000	1,646,495
TOTAL SOUTH CAROLINA		28,778,317
Tennessee - 1.1%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	931,542
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 0.2%, tender 11/1/21 (b)(c)	3,500,000	3,499,813
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (c)	700,000	724,586
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	895,730
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 5% 7/1/23 (c)	680,000	735,079
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	23,950,518
TOTAL TENNESSEE		30,737,268
Texas - 3.2%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (c)	1,200,000	1,262,903
Series 2019:
5% 11/15/21 (c)	4,420,000	4,443,927
5% 11/15/22 (c)	3,125,000	3,288,809
5% 11/15/23 (c)	655,000	718,588
5% 11/15/24 (c)	500,000	568,950
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/21	475,000	477,638
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	526,845
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	810,000	810,000
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/22	500,000	518,756
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	753,299
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,052,590
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/38 (Pre-Refunded to 11/1/21 @ 100) (c)	1,000,000	1,003,589
Series 2013 E, 5% 11/1/23 (c)	10,750,000	11,772,998
Series 2013 G, 5% 11/1/21	600,000	602,204
Series 2014 C, 5% 11/1/21	700,000	702,571
Series 2014 D, 5% 11/1/21 (c)	4,690,000	4,706,794
Series 2020 B, 5% 11/1/22	1,035,000	1,088,307
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (b)	2,385,000	2,508,676
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/1/22 (b)(d)	9,535,000	9,531,778
Series 2013 A, 5% 12/1/21	800,000	806,149
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.95% 6/1/22 (b)(d)	900,000	902,686
Series 2014 A, 5% 12/1/22	505,000	533,122
Series 2019 A, 5% 12/1/21	575,000	579,420
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (c)	825,000	854,142
Houston Gen. Oblig. Series 2016 A, 5% 3/1/22	500,000	509,970
Houston Independent School District:
Series 2016 A, 5% 2/15/23	725,000	772,531
Series 2017, 5% 2/15/25	1,475,000	1,704,325
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	185,000	185,265
Love Field Arpt. Modernization Rev. Series 2021:
5% 11/1/22 (c)	320,000	336,161
5% 11/1/23 (c)	2,330,000	2,550,710
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015:
5% 5/15/22	1,150,000	1,184,133
5% 5/15/24	1,080,000	1,210,032
Series 2018, 5% 5/15/24	2,095,000	2,347,238
Series 2019, 5% 5/15/23	1,335,000	1,438,062
Series 2020:
5% 5/15/22	885,000	911,268
5% 5/15/23	385,000	414,722
5% 5/15/25	570,000	661,881
Series 2013, 5% 5/15/22	505,000	519,989
Series 2015 B, 5% 5/15/23	1,000,000	1,077,200
Series 2019, 5% 5/15/22	675,000	695,035
Series 2020:
5% 5/15/23	1,500,000	1,615,800
5% 5/15/24	760,000	851,504
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.425%, tender 7/1/24 (b)(c)	6,835,000	6,857,578
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	310,000	342,673
5% 1/1/24	630,000	695,577
Series 2016 A, 5% 1/1/22	500,000	505,812
Series 2017 A, 5% 1/1/24	1,865,000	1,975,020
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	600,000	691,539
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (c)	560,000	579,498
5% 7/1/22 (c)	545,000	563,976
5% 7/1/23 (c)	445,000	480,963
5% 7/1/23 (c)	400,000	432,326
San Antonio Elec. & Gas Sys. Rev. Series 2016, 5% 2/1/22	1,555,000	1,579,598
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 5% 10/1/21	900,000	900,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 A, 5% 2/15/24	1,340,000	1,487,026
Texas A&M Univ. Rev. Series 2015 B, 5% 5/15/22	850,000	875,336
Univ. of Texas Board of Regents Sys. Rev. Series 2012 A, 5% 8/15/26 (Pre-Refunded to 2/15/22 @ 100)	500,000	508,874
Waco Edl. Fin. Corp. Rev. Series 2021, 3% 3/1/22	325,000	328,707
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,967,402
TOTAL TEXAS		90,772,472
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/22	625,000	647,334
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (c)	1,390,000	1,438,821
Series 2017 B, 5% 7/1/22	1,100,000	1,139,140
Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,121,842
5% 7/1/25 (c)	1,325,000	1,537,543
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	1,074,534
Series 2016 A, 5% 5/15/22	540,000	555,994
TOTAL UTAH		7,515,208
Virginia - 0.4%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	900,000	910,744
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	4,435,000	4,438,565
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (b)	2,900,000	2,921,552
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,825,035
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	1,100,000	1,128,573
TOTAL VIRGINIA		11,224,469
Washington - 0.8%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,107,301
Port of Seattle Gen. Oblig. Series 2011, 5.5% 12/1/23 (c)	1,000,000	1,002,544
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/22 (c)	900,000	942,247
Series 2018 B, 5% 5/1/24 (c)	875,000	975,999
Series 2019:
5% 4/1/24 (c)	760,000	845,050
5% 4/1/25 (c)	525,000	603,808
Series 2021 C:
5% 8/1/22 (c)	2,240,000	2,325,728
5% 8/1/23 (c)	2,640,000	2,860,807
5% 8/1/24 (c)	2,795,000	3,146,903
Series 2021:
5% 9/1/23 (c)	2,100,000	2,287,691
5% 9/1/24 (c)	2,220,000	2,507,203
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	845,000	907,451
Washington Gen. Oblig. Series R 2013 A, 5% 7/1/24	600,000	621,349
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (b)	1,665,000	1,665,000
Series 2015 B, 4% 8/15/22	525,000	542,250
TOTAL WASHINGTON		22,341,331
West Virginia - 1.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (b)(c)	22,000,000	22,012,879
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,400,567
TOTAL WEST VIRGINIA		39,413,446
Wisconsin - 0.9%
Milwaukee County Arpt. Rev.:
Series 2016 A, 5% 12/1/22 (c)	1,820,000	1,918,722
Series 2021, 5% 12/1/21	895,000	901,822
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A-1, 0.2%, tender 11/1/21 (b)(c)	3,000,000	2,999,840
Series 2017 A-2, 0.2%, tender 11/1/21 (b)(c)	100,000	99,995
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/26/22 (b)	4,970,000	5,040,839
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 10/7/21 (b)(d)	12,450,000	12,459,066
Series 2014 A, 5% 11/15/21	700,000	703,814
TOTAL WISCONSIN		24,124,098
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/22	225,000	229,925
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 12/1/21 (c)	955,000	962,062
5% 12/1/22 (c)	1,195,000	1,256,810
TOTAL WYOMING		2,448,797
TOTAL MUNICIPAL BONDS (Cost $1,555,450,481)		1,558,380,372

Municipal Notes - 41.8%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.11% 10/7/21, VRDN (b)(c)	1,760,000	1,760,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.11% 10/1/21, VRDN (b)(c)	2,650,000	2,650,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.11% 10/1/21, VRDN (b)(c)	900,000	900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.11% 10/1/21, VRDN (b)(c)	2,360,000	2,360,000
TOTAL ALABAMA		7,670,000
Arizona - 0.3%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	2,000,000	2,000,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,150,000	3,150,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
TOTAL ARIZONA		8,050,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.11% 10/7/21, VRDN (b)(c)	2,600,000	2,600,000
Series 2002, 0.11% 10/7/21, VRDN (b)(c)	13,100,000	13,100,000
TOTAL ARKANSAS		15,700,000
California - 4.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,350,000	4,350,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,060,000	3,060,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	19,170,000	19,170,000
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	900,000	900,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)(i)	9,700,000	9,700,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	24,165,000	24,165,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,755,000	3,755,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,300,000	3,300,000
Series XF 10 32, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,865,000	3,865,000
Series XM 09 16, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	5,500,000	5,500,000
Series ZM 06 42, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,260,000	4,260,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 0.46% 11/29/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,300,000	8,300,000
Series MIZ 90 63, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	23,330,000	23,330,000
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,000,000	1,000,000
Univ. of California Revs. Participating VRDN:
Series Floaters XG 00 61, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,750,000	2,750,000
Series Floaters XM 04 34, 0.07% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	700,000	700,000
TOTAL CALIFORNIA		118,105,000
Colorado - 1.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.4% 10/7/21, LOC Deutsche Bank AG, VRDN (b)	1,910,000	1,910,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	300,000	300,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,515,000	6,515,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	14,330,000	14,330,000
Series Floaters XM 07 15, 0.15% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	20,345,000	20,345,000
TOTAL COLORADO		43,400,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 10/1/21, VRDN (b)(c)	9,900,000	9,900,000

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,000,000	6,000,000

District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,400,000	8,400,000
District of Columbia Gen. Oblig. Participating VRDN Series Floaters YX 10 39, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,000,000	2,000,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.13% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,700,000	1,700,000
TOTAL DISTRICT OF COLUMBIA		12,100,000
Florida - 2.3%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,430,000	2,430,000
Series XL 01 36, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,330,000	6,330,000
Series XM 08 95, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,800,000	1,800,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters XF 05 77, 0.24% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	6,665,000	6,665,000
Series XM 08 91, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,200,000	2,200,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XM 09 20, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,000,000	8,000,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	800,000	800,000
Miami-Dade County Participating VRDN:
Series XF 29 47, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	6,300,000	6,300,000
Series XF 29 48, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (b)(g)(h)	6,300,000	6,300,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,465,000	4,465,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,000,000	3,000,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,245,000	4,245,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,300,000	6,300,000
TOTAL FLORIDA		66,335,000
Georgia - 0.2%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,700,000	2,700,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	900,000	900,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. Series 2007, 0.16% 10/7/21, LOC Truist Bank, VRDN (b)(c)	500,000	500,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 0.1% 10/1/21, VRDN (b)(c)	2,105,000	2,105,000
TOTAL GEORGIA		6,205,000
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,980,000	6,980,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.16% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000

Illinois - 2.8%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	12,665,000	12,665,000
Series XM 08 79, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,900,000	4,900,000
Series XM 08 84, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,900,000	4,900,000
Series XM 09 17, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
Series XM 09 18, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,600,000	3,600,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,100,000	2,100,000
Series XF 29 13, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,300,000	6,300,000
Series XM 09 03, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	770,000	770,000
Series XM 09 05, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,720,000	3,720,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,980,000	3,980,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters XF 25 35, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,860,000	1,860,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.21% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,545,000	6,545,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,156,000	8,156,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.1% 10/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	700,000	700,000
TOTAL ILLINOIS		78,006,000
Indiana - 0.3%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,950,000	5,950,000
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,900,000	1,900,000
TOTAL INDIANA		7,850,000
Kentucky - 1.7%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.16% 10/7/21, LOC Truist Bank, VRDN (b)(c)	830,000	830,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,100,000	3,100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.13% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,700,000	3,700,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.12% 10/1/21, VRDN (b)(c)	7,800,000	7,800,000
Series 2020 B1, 0.12% 10/1/21, VRDN (b)(c)	29,620,000	29,620,000
TOTAL KENTUCKY		47,760,000
Louisiana - 1.1%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,400,000	1,400,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,900,000	2,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.09% 10/7/21, VRDN (b)	26,785,000	26,785,000
TOTAL LOUISIANA		31,085,000
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000

Maryland - 0.2%
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,345,000	2,345,000
Series DB 807, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,510,000	3,510,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.15% 10/7/21 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	945,000	945,000
TOTAL MARYLAND		6,800,000
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 0.13% 10/7/21, LOC Bank of America NA, VRDN (b)(c)	900,000	900,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.3% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	10,200,000	10,200,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	3,000,000	3,000,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,000,000
TOTAL MASSACHUSETTS		41,100,000
Michigan - 1.1%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	13,675,000	13,675,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series 2021 XF 11 15, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,700,000	1,700,000
Series 2020 III, 0.09% 11/1/22, VRDN (b)	3,500,000	3,500,000
Michigan Fin. Auth. Rev. Participating VRDN Series XX 1043, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	11,330,000	11,330,000
TOTAL MICHIGAN		30,205,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000

Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.1% 10/1/21, VRDN (b)(c)	870,000	870,000

Missouri - 1.9%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 01 50, 0.13% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	15,000,000	15,000,000
Series XM 09 21, 0.2% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	21,230,000	21,230,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.17% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	6,695,000	6,695,000
TOTAL MISSOURI		54,720,000
Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 0.2% 10/7/21, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,045,000	1,045,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,110,000	1,110,000
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
TOTAL MONTANA		3,555,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.11% 10/7/21, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 0.11% 10/7/21, VRDN (b)(c)	125,000	125,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,270,000	2,270,000
TOTAL NEBRASKA		7,995,000
New Jersey - 2.2%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	2,354,000	2,376,996
Borough of Oceanport BAN Series 2021, 2% 2/24/22	2,655,566	2,674,255
Borough of Roseland BAN Series 2021, 2% 4/29/22	3,298,968	3,332,349
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	2,200,000	2,216,882
Millburn Township Gen. Oblig. BAN Series 2021, 2% 1/28/22	6,515,522	6,552,184
Milville Swr. and Wtr. Util. BAN Series 2021, 2% 5/4/22	5,213,000	5,267,637
Morris Plains BAN Series 2021, 1.5% 11/1/21	3,577,700	3,581,493
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,400,000	3,400,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 0.19% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,565,000	3,565,000
Series XM 09 10, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500,000	2,500,000
Series XM 09 12, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,400,000	1,400,000
Series XM 09 29, 0.17% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	900,000	900,000
Newark Gen. Oblig. BAN Series 2021 C, 1.25% 7/25/22	1,100,000	1,108,640
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	2,000,000	2,019,449
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	6,300,000	6,386,033
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	7,232,000	7,241,612
TOTAL NEW JERSEY		61,972,530
New Mexico - 0.2%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 0.11% 10/7/21, VRDN (b)	6,900,000	6,900,000

New York - 5.8%
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.11% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,340,000	4,340,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,700,000	1,700,000
Series XM 08 44, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.1% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	5,300,000	5,300,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2019 B, 5% 5/15/22	50,850,000	52,306,690
Series 2019 D1, 5% 9/1/22	52,970,000	55,203,385
Participating VRDN:
Series XF 05 20, 0.27% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,910,000	2,910,000
Series XG 02 90, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,140,000	2,140,000
Series XM 08 89, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,635,000	1,635,000
Series XM 09 35, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	790,000	790,000
Series ZF 02 18, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,200,000	3,200,000
Series XM 08 30, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,200,000	4,200,000
Series XM 08 80, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.16% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	500,000	500,000
Oneida County Indl. Dev. Agcy. Rev. (Mohawk Valley Cmnty. College Dorm. Corp. Proj.) Series 2004 A, 0.15% 10/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.23% 10/7/21, LOC Citizens Bank NA, VRDN (b)	2,010,000	2,010,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 25 87, 0.1% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	600,000	600,000
Series RBC 16 ZM 0138, 0.16% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,900,000	4,900,000
Series ZF 09 60, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,145,000	2,145,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.38% 10/7/21, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	100,000	100,000
TOTAL NEW YORK		164,245,075
North Carolina - 1.6%
Charlotte Ctfs. of Prtn. Participating VRDN Series 2021 XG 03 31, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,765,000	1,765,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.11% 10/7/21, VRDN (b)(c)	18,900,000	18,900,000
Series 2000 B, 0.11% 10/7/21, VRDN (b)(c)	16,300,000	16,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 0.15% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	7,725,000	7,725,000
TOTAL NORTH CAROLINA		44,690,000
Ohio - 0.7%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,670,000	1,670,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 11 33, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	100,000	100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	650,000	650,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	3,630,000	3,630,000
Series XF 10 92, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,200,000	12,200,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.12% 10/7/21 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	1,900,000	1,900,000
TOTAL OHIO		20,150,000
Pennsylvania - 0.6%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,600,000	6,600,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,900,000	1,900,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	2,430,000	2,430,000
Philadelphia Gas Works Rev. Participating VRDN Series YX 11 52, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,985,000	4,985,000
TOTAL PENNSYLVANIA		15,915,000
South Carolina - 0.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.11% 10/7/21, VRDN (b)(c)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.2% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XL 01 85, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,100,000	1,100,000
Series Floaters XG 02 09, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,625,000	4,625,000
Series Floaters XM 03 84, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	8,800,000	8,800,000
Series XL 01 54, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,810,000	2,810,000
Series YX 11 57, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,790,000	2,790,000
TOTAL SOUTH CAROLINA		24,425,000
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series XG 03 02, 0.12% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Series XM 08 97, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	13,720,000	13,720,000
TOTAL SOUTH DAKOTA		15,320,000
Tennessee - 0.1%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,500,000	3,500,000

Texas - 5.3%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	3,000,000	3,000,188
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) Series 1998, 0.1% 10/7/21, VRDN (b)(c)	4,500,000	4,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.18% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	3,250,000	3,250,000
Grand Parkway Trans. Corp. Participating VRDN Series XF 20 34, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,600,000	3,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 XG 03 28, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	11,000,000	11,000,000
Hurst Participating VRDN Series XF 10 94, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,780,000	3,780,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,440,000	1,440,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 0.2% 10/7/21, LOC Wells Fargo Bank NA, VRDN (b)(c)	530,000	530,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,000,000	1,000,000
Series XF 12 21, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,735,000	3,735,000
Series XM0085, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,100,000	9,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.16% 10/7/21, VRDN (b)(c)	89,185,000	89,184,978
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,900,000	2,900,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.25% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	4,100,000	4,100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,500,000	3,500,000
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,445,000	2,445,000
TOTAL TEXAS		149,665,166
Utah - 1.0%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	12,300,000	12,300,000
Series Floaters XM 06 99, 0.19% 10/7/21 (Liquidity Facility Cr. Suisse AG) (b)(c)(g)(h)	8,100,000	8,100,000
Series XM 08 82, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,700,000	2,700,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,300,000	6,300,000
TOTAL UTAH		29,400,000
Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,725,000	5,725,000

Washington - 0.5%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) Series 2008, 0.2% 10/7/21, LOC KeyBank NA, VRDN (b)	1,000,000	1,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.23% 11/12/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,510,000	9,510,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
TOTAL WASHINGTON		13,510,000
Wisconsin - 0.3%
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 14, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,950,000	1,950,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,200,000	4,200,000
Wood County BAN Series 2021, 0.75% 3/7/22	600,000	600,553
TOTAL WISCONSIN		7,150,553
TOTAL MUNICIPAL NOTES (Cost $1,177,994,063)		1,178,459,324

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.06% (j)(k) (Cost $57,058,530)	57,049,012	57,060,422

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $2,790,503,074)	2,793,900,118
NET OTHER ASSETS (LIABILITIES) - 1.0%	29,188,200
NET ASSETS - 100.0%	2,823,088,318

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,161,383 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,700,000 or 0.3% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	9,700,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	403,565,000	677,387,000	1,023,906,000	62,759	12,530	1,892	57,060,422	3.6%
Total	403,565,000	677,387,000	1,023,906,000	62,759	12,530	1,892	57,060,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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